Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,252	$ 8,933	$ 9,061	$ 10,655	$ 10,365	$ 10,691	$ 9,737	$ 9,803	$ 9,737	$ 9,574	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,046	8,754	8,879	10,520	10,320	10,729	9,840	9,984	9,993	9,898	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,408	9,098	9,244	10,890	10,634	10,992	10,034	10,139	10,097	9,947	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,043	9,582	9,683	11,335	10,998	11,304	10,253	10,290	10,199	9,992	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,947	9,512	9,625	11,286	10,965	11,275	10,239	10,290	10,199	9,992	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Mortgage Securities Linked Benchmark
Account Value	$ 11,396	10,146	10,164	11,816	11,867	11,371	10,549	10,654	10,643	10,285	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,505	10,244	10,261	11,929	11,980	11,480	10,650	10,749	10,717	10,343	10,000
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Mortgage Securities Linked Benchmark
Account Value	$ 11,396	10,146	10,164	11,816	11,867	11,371	10,549	10,654	10,643	10,285	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,505	10,244	10,261	11,929	11,980	11,480	10,650	10,749	10,717	10,343	10,000
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Mortgage Securities Linked Benchmark
Account Value	$ 11,396	10,146	10,164	11,816	11,867	11,371	10,549	10,654	10,643	10,285	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,505	10,244	10,261	11,929	11,980	11,480	10,650	10,749	10,717	10,343	10,000
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Mortgage Securities Linked Benchmark
Account Value	$ 11,396	10,146	10,164	11,816	11,867	11,371	10,549	10,654	10,643	10,285	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,505	10,244	10,261	11,929	11,980	11,480	10,650	10,749	10,717	10,343	10,000
Putnam Mortgage Securities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Mortgage Securities Linked Benchmark
Account Value	$ 11,396	10,146	10,164	11,816	11,867	11,371	10,549	10,654	10,643	10,285	10,000
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,505	$ 10,244	$ 10,261	$ 11,929	$ 11,980	$ 11,480	$ 10,650	$ 10,749	$ 10,717	$ 10,343	$ 10,000